Provision for liabilities and other charges (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Schedule of movements in provisions for liabilities and other charges
Movements in provisions for liabilities and other charges are as follows:

In thousands of USD	Uncertain tax positions	Marketplace and consignment goods	Provision for other expenses	Total
Balance as of January 1, 2024	15,288	454	3,192	18,934
Additions	2,923	65	387	3,375
Reversals	(2,966)	—	(112)	(3,078)
Use of provision	(1,695)	—	(1,728)	(3,423)
Effect of translation	(1,860)	(97)	(320)	(2,277)
Balance as of December 31, 2024	11,690	422	1,419	13,531
Additions	2,485	34	178	2,697
Reversals	(6,040)	(196)	(5)	(6,241)
Use of provision	(1,137)	—	—	(1,137)
Effect of translation	275	49	69	393
Balance as of December 31, 2025	7,273	309	1,661	9,243
Current	7,273	309	940	8,522
Non-current	—	—	721	721